Note 14 - Other Comprehensive Income (Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Text Block [Abstract]
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	$ (1,644,000)	$ (7,754,000)	$ (1,652,000)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	1,100,000
Unrealized Gain (Loss) on Investments	1,200,000
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, before Tax	1,200,000
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ 300,000